Investment Securities OTTI (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2011		Dec. 31, 2011	Dec. 31, 2010
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Impairment Related to Credit Loss	$ 0		$ 4,039	$ 3,354
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	3,354		3,354	1,577
Balance, Impairment Related to All Other Factors	0			502
Balance, Impairment Related to All Other Factors	502		502	1,661
Balance, Total Impairment	0		4,039	3,856
Balance, Total Impairment	3,856		3,856	3,238
Additional charges on securities for which OTTI was previously recognized, Impairment related to credit loss	685		685	1,777
Additional charges on securities for which OTTI was previously recognized, Impairment related to all other factors	(499)		(499)	(1,111)
Additional charges on securities for which OTTI was previously recognized, Total Impairment	186		186	666
Reduction for securities on which a reduction in value was taken against earnings, Impairment related to credit loss	(4,039)	[1]
Reduction for securities on which a reduction in value was taken against earnings, Impairment related to all other factors		[1]
Reduction for securiteis on which a reduction in value was taken against earnings, Total impairment	(4,039)	[1]
Accretion of Impairment realted to all other factors, Impairment related to credit loss
Other Than Temporary Impairment Non Credit Losses Accretion	(3)		(3)	(48)
Accretion Of Impairment related to all other factors, Total impairment	$ (3)		$ (3)	$ (48)

[1]	The value for these securities for which impairment is related to credit loss were written down to a zero value during 2011 reflecting that the Company does not anticipate the ability to collect cash flows on these investments at any point in the future. This reduction in value was taken through earnings and thus, is reflected in the rollforward as a reduction of the credit loss balance to zero.